Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia International Dividend Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 16,602	$ 14,015	$ 12,015	$ 14,586	$ 11,549	$ 11,205	$ 11,173	$ 10,469	$ 9,435	$ 8,896	$ 10,000
Columbia International Dividend Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 16,499	13,936	11,957	14,521	11,504	11,161	11,135	10,445	9,416	8,887	10,000
Columbia International Dividend Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 16,264	13,756	11,819	14,375	11,399	11,082	11,071	10,395	9,389	8,872	10,000
Columbia International Dividend Income Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 16,265	13,758	11,818	14,373	11,400	11,078	11,068	10,395	9,388	8,873	10,000
Columbia International Dividend Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 14,950	12,679	10,914	13,313	10,584	10,311	10,328	9,724	8,802	8,342	9,425
MSCI ACWI ex USA Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
MSCI ACWI ex USA Value Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Account Value	$ 13,996	$ 11,722	$ 10,227	$ 11,833	$ 9,204	$ 9,504	$ 10,178	$ 10,120	$ 8,413	$ 8,401	$ 10,000